Consolidated balance sheet - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Assets
Cash and balances with central banks	$ 102,410	$ 71,353	$ 33,877
Cash and balances with central banks, percentage movement from prior period	44.00%	111.00%
Cash and balances with central banks, percentage movement from same period of prior year		137.00%
Collateral paid	$ 7,374	$ 4,232	3,917
Collateral paid, percentage movement from prior period	74.00%
Collateral paid, percentage movement from same period of prior year	88.00%
Trading securities and financial assets measured at fair value through income statement (FVIS)	$ 23,738	21,101	20,928
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from prior period	12.00%
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from same period of prior year	13.00%
Derivative financial instruments	$ 18,269	19,353	22,373
Derivative financial instruments, percentage movement from prior period	(6.00%)
Derivative financial instruments, percentage movement from same period of prior year	(18.00%)
Investment securities	$ 70,442	83,417	91,303
Investment securities, percentage movement from prior period	(16.00%)
Investment securities, percentage movement from same period of prior year	(23.00%)
Loans	$ 719,556	709,784	688,218
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	5.00%
Other financial assets	$ 4,896	6,394	3,312
Other financial assets, percentage movement from prior period	(23.00%)
Other financial assets, percentage movement from same period of prior year	48.00%
Current tax assets	$ 214	31	221
Current tax assets, percentage movement from same period of prior year	(3.00%)
Life insurance assets			3,416
Life insurance assets, percentage movement from same period of prior year	(100.00%)
Investment in associates	$ 41	58	78
Investments in associates, percentage change from prior period	(29.00%)
Investments in associates, percentage change from same period of prior year	(47.00%)
Property and equipment	$ 2,614	2,853	3,337
Property and equipment, percentage movement from prior period	(8.00%)
Property and equipment, percentage movement from same period of prior year	(22.00%)
Deferred tax assets	$ 1,831	2,437	2,352
Deferred tax assets, percentage movement from prior period	(25.00%)
Deferred tax assets, percentage movement from same period of prior year	(22.00%)
Intangible assets	$ 10,064	10,109	10,908
Intangible assets, percentage movement from same period of prior year	(8.00%)
Other assets	$ 600	567	820
Other assets, percentage movement from prior period	6.00%
Other assets, percentage movement from same period of prior year	(27.00%)
Assets held for sale	$ 2,700	4,188	4,359
Assets held for sale, percentage movement from prior period	(36.00%)
Assets held for sale, percentage movement from same period of prior year	(38.00%)
Total assets	$ 964,749	935,877	889,419
Total assets, percentage movement from prior period	3.00%
Total assets, percentage movement from same period of prior year	8.00%
Liabilities
Collateral received	$ 2,170	2,368	2,504
Collateral received, percentage movement from prior period	(8.00%)
Collateral received, percentage movement from same period of prior year	(13.00%)
Deposits and other borrowings	$ 645,606	626,955	585,401
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	10.00%
Other financial liabilities	$ 51,345	50,309	42,996
Other financial liabilities, percentage movement from prior period	2.00%
Other financial liabilities, percentage movement from same period of prior year	19.00%
Derivative financial instruments	$ 25,347	18,059	20,303
Derivative financial instruments, percentage movement from prior period	40.00%
Derivative financial instruments, percentage movement from same period of prior year	25.00%
Debt issues	$ 133,629	128,779	127,850
Debt issues, percentage movement from prior period	4.00%
Debt issues, percentage movement from same period of prior year	5.00%
Current tax liabilities	$ 21	71	26
Current tax liabilities, percentage movement from prior period	(70.00%)
Current tax liabilities, percentage movement from same period of prior year	(19.00%)
Life insurance liabilities			1,070
Life insurance liabilities, percentage movement from same period of prior year	(100.00%)
Provisions	$ 3,035	3,571	3,820
Provisions, percentage movement from prior period	(15.00%)
Provisions, percentage movement from same period of prior year	(21.00%)
Deferred tax liabilities	$ 164	90	107
Deferred tax liabilities, percentage movement from prior period	82.00%
Deferred tax liabilities, percentage movement from same period of prior year	53.00%
Other liabilities	$ 3,379	3,679	3,938
Other liabilities, percentage movement from prior period	(8.00%)
Other liabilities, percentage movement from same period of prior year	(14.00%)
Liabilities held for sale	$ 684	837	3,049
Liabilities held for sale, percentage movement from prior period	(18.00%)
Liabilities held for sale, percentage movement from same period of prior year	(78.00%)
Total liabilities excluding loan capital	$ 865,380	834,718	791,064
Total liabilities excluding loan capital, percentage movement from prior period	4.00%
Total liabilities excluding loan capital, percentage movement from same period of prior year	9.00%
Loan capital	$ 29,036	29,067	26,294
Loan capital, percentage movement from same period of prior year	10.00%
Total liabilities	$ 894,416	863,785	817,358
Total liabilities, percentage movement from prior period	4.00%
Total liabilities, percentage movement from same period of prior year	9.00%
Net assets	$ 70,333	72,092	72,061
Net assets, percentage movement from prior period	(2.00%)
Net assets, percentage movement from same period of prior year	(2.00%)
Share capital:
Ordinary share capital	$ 39,667	41,601	41,604
Ordinary share capital, percentage movement from prior period	(5.00%)
Ordinary share capital, percentage movement from same period of prior year	(5.00%)
Treasury shares	$ (651)	(606)	(603)
Treasury shares, percentage movement from prior period	7.00%
Treasury shares, percentage movement from same period of prior year	8.00%
Reserves	$ 2,901	2,227	1,954
Reserves, percentage movement from prior period	30.00%
Reserves, percentage movement from same period of prior year	48.00%
Retained profits	$ 28,362	28,813	29,057
Retained profits, percentage movement from prior period	(2.00%)
Retained profits, percentage movement from same period of prior year	(2.00%)
Total equity attributable to owners of WBC	$ 70,279	72,035	72,012
Total equity attributable to owners of WBC, percentage movement from prior period	(2.00%)
Total equity attributable to owners of WBC, percentage movement from same period of prior year	(2.00%)
NCI	$ 54	57	49
NCI, percentage movement from prior period	(5.00%)
NCI, percentage movement from same period of prior year	10.00%
Total shareholders' equity and NCI	$ 70,333	$ 72,092	$ 72,061
Total shareholders' equity and NCI, percentage movement from prior period	(2.00%)
Total shareholders' equity and NCI, percentage movement from same period of prior year	(2.00%)